Right-of-use Assets and Lease Liabilities (Details) - Shedule of future maturities lease liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lease associated to:
Total	$ 108,784	$ 113,586
Demand [Member]
Lease associated to:
Total
Up to 1 month [Member]
Lease associated to:
Total	2,982	2,747
Over 1 month and up to 3 months [Member]
Lease associated to:
Total	5,937	5,476
Over 3 months and up to 12 months [Member]
Lease associated to:
Total	23,341	21,737
Over 1 year and up to 3 years [Member]
Lease associated to:
Total	33,583	34,139
Over 3 years and up to 5 years [Member]
Lease associated to:
Total	20,024	21,646
Over 5 years [Member]
Lease associated to:
Total	22,917	27,841
Buildings [Member]
Lease associated to:
Total	96,583	96,144
Buildings [Member] | Demand [Member]
Lease associated to:
Total
Buildings [Member] | Up to 1 month [Member]
Lease associated to:
Total	1,895	1,785
Buildings [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	3,786	3,555
Buildings [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	16,018	13,516
Buildings [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	32,260	28,025
Buildings [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	19,799	21,530
Buildings [Member] | Over 5 years [Member]
Lease associated to:
Total	22,825	27,733
ATMs [Member]
Lease associated to:
Total	12,201	17,442
ATMs [Member] | Demand [Member]
Lease associated to:
Total
ATMs [Member] | Up to 1 month [Member]
Lease associated to:
Total	1,087	962
ATMs [Member] | Over 1 month and up to 3 months [Member]
Lease associated to:
Total	2,151	1,921
ATMs [Member] | Over 3 months and up to 12 months [Member]
Lease associated to:
Total	7,323	8,221
ATMs [Member] | Over 1 year and up to 3 years [Member]
Lease associated to:
Total	1,323	6,114
ATMs [Member] | Over 3 years and up to 5 years [Member]
Lease associated to:
Total	225	116
ATMs [Member] | Over 5 years [Member]
Lease associated to:
Total	$ 92	$ 108